Discontinued Operations - Balance Sheet Information from Discontinued Operations (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Cash and cash equivalents	$ 38	$ 2
Trade accounts receivable, net	763	1,227
Prepayments and other assets	1,060	2,151
Inventories	260	2,813
Claims	49	49
Assets held for sale	71,720	14,394
Total current assets of discontinued operations	73,890	20,636
Vessels, net	111,390	535,660
Above market acquired charters	0	9,420
Deferred charges, net	0	4,714
Prepayments and other assets	0	325
Total non-current assets of discontinued operations	111,390	550,119
Current portion of long-term debt, net	5,185	14,842
Trade accounts payable	3,288	4,976
Due to related parties	0	3,823
Accrued liabilities	12,817	10,055
Deferred revenue	903	9,319
Below market acquired charters associated with vessel held for sale	0	1,447
Total current liabilities of discontinued operations	22,193	44,462
Non-current liabilities associated with vessels held for sale (including $6,000 payable to related party as of December 31, 2023)	88,673	180,841
Below market acquired charters	0	3,135
Deferred revenue	0	9,533
Total non-current liabilities of discontinued operations	$ 88,673	$ 193,509